T. ROWE PRICE European Stock Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRIA
2.9%
Common Stocks 2.9%
BAWAG Group (1) 395,471 17,194
Erste Group Bank (1) 540,586 16,509
Total Austria (Cost
$30,757
)
33,703
DENMARK
1.8%
Common Stocks 1.8%
ROCKWOOL International, B Shares 31,508 11,887
Topdanmark 187,796 8,671
Total Denmark (Cost
$17,363
)
20,558
FINLAND
3.9%
Common Stocks 3.9%
Sampo , A Shares 425,696 17,897
Stora Enso, R Shares 747,836 13,571
Valmet 417,223 13,357
Total Finland (Cost
$37,364
)
44,825
FRANCE
12.1%
Common Stocks 12.1%
Air Liquide 122,507 20,036
Airbus (1) 167,985 16,892
EssilorLuxottica 96,094 13,593
Sanofi 246,649 23,197
SEB 112,084 21,300
Teleperformance 47,034 15,384
Thales 172,903 15,514
Verallia 366,209 12,036
Total France (Cost
$117,082
)
137,952
GERMANY
15.8%
Common Stocks 15.8%
adidas (1) 53,419 16,938
Evotec (1) 204,854 8,053
Infineon Technologies 518,043 20,755
KION Group 128,724 11,114

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Knorr- Bremse 91,360 12,090
MorphoSys (1) 53,720 6,414
Munich Re 50,410 13,367
Norma Group 288,583 14,392
Scout24 245,918 18,988
Siemens 193,872 30,038
Zalando (1) 239,894 27,506
Total Germany (Cost
$124,830
)
179,655
ITALY
6.3%
Common Stocks 6.3%
Davide Campari-Milano 1,304,382 14,020
De' Longhi 278,900 10,009
Ferrari 91,439 19,028
FinecoBank Banca Fineco (1) 726,270 11,293
Freni Brembo (1) 245,743 3,341
Prysmian 435,616 14,033
Total Italy (Cost
$53,152
)
71,724
NETHERLANDS
7.7%
Common Stocks 7.7%
ASML Holding 76,622 40,905
Corbion 282,620 16,505
Koninklijke DSM 119,827 20,947
Koninklijke Vopak 184,476 9,337
Total Netherlands (Cost
$49,222
)
87,694
PORTUGAL
1.5%
Common Stocks 1.5%
Jeronimo Martins 1,068,843 17,479
Total Portugal (Cost
$18,366
)
17,479
SPAIN
7.7%
Common Stocks 7.7%
Acerinox 815,536 9,055
Aedas Homes (1) 352,132 8,749
Amadeus IT Group, A Shares 287,224 18,337
Cellnex Telecom 338,896 19,854

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Grifols 356,774 10,503
Iberdrola 1,616,781 21,890
Total Spain (Cost
$69,212
)
88,388
SWEDEN
5.4%
Common Stocks 5.4%
Assa Abloy , B Shares 658,649 16,290
Epiroc , A Shares 789,449 15,125
Husqvarna, B Shares 1,053,639 13,036
Swedbank , A Shares (1) 891,649 16,777
Total Sweden (Cost
$43,567
)
61,228
SWITZERLAND
12.5%
Common Stocks 12.5%
Alcon (1) 266,057 19,094
Barry Callebaut 6,883 15,264
Julius Baer Group 366,894 22,199
Lonza Group 23,328 14,900
Partners Group Holding 6,959 8,217
Roche Holding 112,191 38,718
Zurich Insurance Group 59,522 23,800
Total Switzerland (Cost
$112,658
)
142,192
UNITED KINGDOM
22.0%
Common Stocks 22.0%
Abcam 286,489 6,496
Ascential (1) 2,411,929 10,922
Ashtead Group 359,520 18,043
AstraZeneca 251,879 25,695
Burberry Group (1) 793,456 18,596
Experian 376,635 13,164
Great Portland Estates 1,320,079 11,758
Greggs (1) 283,238 8,025
HomeServe 836,918 11,931
Howden Joinery Group (1) 1,231,346 11,290
InterContinental Hotels Group (1) 242,797 14,958
London Stock Exchange Group 171,350 20,342
Mondi 613,611 14,451
National Grid 1,320,713 15,341
Segro 793,496 10,327

T. ROWE PRICE European Stock Fund

Shares $ Value
(Cost and value in $000s)
Smith & Nephew 1,058,082 22,277
Trainline (1) 1,428,627 7,956
UNITE Group (1) 679,090 8,907
Total United Kingdom (Cost
$221,479
)
250,479
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.07% (2)(3) 1,143,827 1,144
Total Short-Term Investments (Cost $1,144) 1,144
Total Investments in Securities 99.7%
(Cost $896,196) $ 1,137,021
Other Assets Less Liabilities 0.3% 2,904
Net Assets 100.0% $ 1,139,925
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE European Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ —# $ — $ 1+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 24,578  ¤  ¤ $ 1,144^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,144.

T. ROWE PRICE European Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price European Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE European Stock Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE European Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE European Stock Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F79-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 1,135,877 $ — $ 1,135,877
Short-Term Investments 1,144 — — 1,144
Total $ 1,144 $ 1,135,877 $ — $ 1,137,021